Note 10. Debt and Capital Lease Obligations (Minimum Lease Payments) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments [Abstract]
Less current portion of obligations under capital leases	$ (3.0)	$ (4.5)
Capital Lease Obligations, Noncurrent	$ 78.4	$ 89.5